Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 5 - Fair Value Measurements

The following tables set forth the Company's financial assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	As of March 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$31,783	$31,783
Class G Common Stock(1)	—	—	60,712	60,712

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$37,966	$37,966
Class G Common Stock(1)	—	—	61,514	61,514
(1)	For more information, see Note 13, Equity of our 2021 Annual Report.

The carrying amounts of certain financial instruments, including cash equivalents, restricted cash, accounts receivable, and accounts payable, approximate fair value due to their short-term maturities and are excluded from the fair value tables above.

Level 3 instruments consist of contingent consideration obligations related to acquired businesses and the liabilities for contingent earnout share consideration represented by the Company's Class G Common Stock.

The contingent consideration obligations are recorded in accrued expenses and other current liabilities and other long-term liabilities on the condensed consolidated balance sheets. The fair value of the contingent consideration is estimated utilizing an income approach and based on the Company's expectation of achieving the contractually defined homeowner contract conversion and retention targets at the acquisition date. The Company assesses the fair value of these obligations at each reporting date thereafter with any changes reflected as gains and losses in general and administrative expenses in the condensed consolidated statements of operations. The charges for changes in fair value of the contingent consideration were not material for the three months ended March 31, 2022 and 2021, respectively.

The contingent earnout share consideration represented by the Company's Class G Common Stock is recorded in other long-term liabilities on the condensed consolidated balance sheets. The fair value of the Class G Common Stock is estimated on a recurring basis using the Monte Carlo simulation method. The fair value is based on the simulated stock price of the Company over the remaining term of the shares. Per the contractual terms, the Class G Common Stock is automatically converted to Class A shares at certain conversion ratios upon the occurrence of their respective triggering events. Inputs used to determine the estimated fair value of the Class G Common Stock includes the remaining contractual term of the shares, the risk-free rate, the volatility of comparable companies over the remaining term, and the price of the Company's Class A Common Stock. The Company assesses the fair value of the Class G Common Stock at each reporting date with any changes reflected as other income (expense), net in the condensed consolidated statements of operations.

The following table summarizes the changes in Company's Class G Common Stock measured and recorded at fair value on a recurring basis using significant unobservable inputs (in thousands):

Three Months Ended March 31,
2022
Balance as of December 31, 2021	$61,514
Change in fair value of Class G Common Stock included in earnings	(802)
Balance as of March 31, 2022	$60,712

Note 5 — Fair Value Measurements

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis (in thousands):

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$37,966	$37,966
Class G Common Stock (Note 13)	—	—	61,514	61,514

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$7,681	$7,681
Warrant derivative liabilities	—	—	6,516	6,516

The carrying amounts of certain financial instruments, including cash equivalents, restricted cash, accounts receivable, and accounts payable, approximate fair value due to their short-term maturities and are excluded from the fair value tables above.

Level 3 instruments consist of contingent consideration obligations related to acquired businesses, the liabilities for contingent earnout share consideration represented by the Company’s Class G Common Stock, and common unit and Series A preferred unit warrant derivative liabilities which were outstanding prior to the Reverse Recapitalization.

The contingent consideration obligations are recorded in accrued expenses and other current liabilities and other long-term liabilities on the consolidated balance sheets. The fair value of the contingent consideration is estimated utilizing an income approach and based on the Company’s expectation of achieving the contractually defined homeowner contract conversion and retention targets at the acquisition date. The Company assesses the fair value of these obligations at each reporting date thereafter with any changes reflected as gains and losses in general and administrative expenses in the consolidated statements of operations. The charges for changes in fair value of the contingent consideration were not material for the years ended December 31, 2021, 2020, and 2019, respectively.

The contingent earnout share consideration represented by the Company’s Class G Common Stock is recorded in other long-term liabilities on the consolidated balance sheets. The fair value of the Class G Common Stock is estimated on a recurring basis using the Monte Carlo simulation method. The fair value is based on the simulated stock price of the Company over the remaining term of the shares. Per the contractual terms, the Class G Common Stock is automatically converted to Class A shares at certain conversion ratios upon the occurrence of their respective triggering events. Inputs used to determine the estimated fair value of the Class G Common Stock includes the remaining contractual term of the shares, the risk-free rate, the volatility of comparable companies over the remaining term, and the price of the Company’s Class A Common Stock. The Company assesses the fair value of the Class G Common Stock at each reporting date with any changes reflected as other income (expense), net in the consolidated statements of operations. See Note 13, Equity for further information.

A reconciliation of the Class G Common Stock measured and recorded at fair value on a recurring basis using significant unobservable inputs is as follows (in thousands):

	Year Ended December 31,
	2021	2020
Balance, beginning of period	$—	$—
Recognition of Class G Common Stock(1)	75,860	—
Change in fair value of Class G Common Stock included in earnings	(14,346)	—
Balance, end of period	$61,514	$—
(1)	The Class G Common Stock was initially recorded on December 6, 2021 in connection with the Reverse Recapitalization described in Note 3, Reverse Recapitalization.

Prior to the Reverse Recapitalization, the Company’s common unit and Series A preferred unit warrants were classified outside of permanent equity as warrant derivative liabilities in Accrued expenses and other current liabilities on the consolidated balance sheets. The warrant derivative liabilities were measured at fair value upon issuance and each reporting period thereafter. Inputs used to determine the estimated fair value of the warrant derivative liabilities at each reporting period included remaining contractual term of the warrants, the risk-free interest rate, the volatility of comparable companies over the remaining term, and the fair value of the underlying units. The significant unobservable input used in the fair value measurement was the fair values of the underlying equity units.

During the third quarter of 2020, the Company’s Series A preferred unit warrants were cashless exercised and the Company reclassified the warrant derivative liability of $4.1 million to redeemable convertible preferred units in the consolidated balance sheets. The amount reclassified to redeemable convertible preferred units represented the fair value of the exercised Series A preferred unit warrants at the exercise date. Immediately prior to the Reverse Recapitalization, all remaining unexercised common unit warrants were cashless exercised. See additional information in Note 3, Reverse Recapitalization.

A reconciliation of the common unit warrant derivative liabilities measured and recorded at fair value on a recurring basis using significant unobservable inputs is as follows (in thousands):

	Year Ended December 31,
	2021	2020
Balance, beginning of period	$6,516	$3,950
Change in fair value of warrant derivative liabilities included in earnings	11,457	6,637
Fair value of the warrants exercised during the period	(17,973)	(4,071)
Balance, end of period	$—	$6,516